Cost of Sales (Schedule of Cost of Sales) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about property, plant and equipment [line items]
Direct mining costs	$ 99,648	$ 93,663
Salaries and benefits	13,192	11,299
Workers' Participation	6,164	7,350
Depletion and depreciation	44,473	42,104
Royalties	3,248	4,135
Cost of sales	166,725	158,551
Caylloma M&I Property [member]
Disclosure of detailed information about property, plant and equipment [line items]
Direct mining costs	38,788	35,476
Salaries and benefits	7,303	6,013
Workers' Participation	1,726	1,545
Depletion and depreciation	12,222	9,175
Royalties	218	1,283
Cost of sales	60,257	53,492
San Jose M&I Property [member]
Disclosure of detailed information about property, plant and equipment [line items]
Direct mining costs	60,860	58,187
Salaries and benefits	5,889	5,286
Workers' Participation	4,438	5,805
Depletion and depreciation	32,251	32,929
Royalties	3,030	2,852
Cost of sales	$ 106,468	$ 105,059